Pension and Retirement Allowance Plans (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Changes in the Benefit Obligations and Plan Assets of the Pension Plans

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥279,477	¥274,880	$3,311,807
Service cost	11,255	10,819	130,349
Interest cost	5,249	5,705	68,735
Actuarial (gain) loss	(5,760)	1,549	18,663
Benefits paid	(15,341)	(17,263)	(207,988)

Benefit obligations at end of year	274,880	275,690	3,321,566

Change in plan assets:
Fair value of plan assets at beginning of year	146,990	162,307	1,955,506
Actual return on plan assets	14,761	(1,922)	(23,157)
Employer contribution	8,866	8,877	106,952
Partial withdrawal of plan assets	(350)	(240)	(2,892)
Benefits paid	(7,960)	(9,191)	(110,734)

Fair value of plan assets at end of year	162,307	159,831	1,925,675

Funded status	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥143,344	¥171,230	$2,063,012
Service cost	2,461	1,821	21,940
Interest cost	9,491	9,014	108,602
Plan participants' contributions	590	516	6,217
Actuarial loss	29,423	5,571	67,120
Prior service cost (credit)	(1,376)	702	8,458
Settlement	(1,821)	(984)	(11,855)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,700)	(14,486)	(174,530)
Benefit obligations assumed in connection with business acquisition	1,550	—	—

Benefit obligations at end of year	¥171,230	¥167,092	$2,013,157

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,559	¥143,259	$1,726,012
Actual return on plan assets	26,895	8,671	104,470
Employer contribution	5,697	5,565	67,048
Plan participants' contributions	590	516	6,217
Settlement	(617)	(84)	(1,012)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,133)	(9,593)	(115,579)

Fair value of plan assets at end of year	¥143,259	¥142,042	$1,711,349

Funded status	¥(27,971)	¥(25,050)	$(301,808)

Net Amounts Recognized in the Consolidated Balance Sheet

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Lease deposits and other	¥4,006	¥3,693	$44,494
Accrued expenses and other	(6,617)	(6,812)	(82,072)
Accrued pension and severance costs	(109,962)	(112,740)	(1,358,313)

Net amount recognized	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Lease deposits and other	¥1,756	¥3,465	$41,747
Accrued expenses and other	(222)	(280)	(3,374)
Accrued pension and severance costs	(29,505)	(28,235)	(340,181)

Net amount recognized	¥(27,971)	¥(25,050)	$(301,808)

Net Amounts Recognized in Accumulated Other Comprehensive Loss

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Net actuarial loss	¥93,161	¥91,275	$1,099,699
Prior service credit	(37,443)	(33,634)	(405,229)

Net amount recognized	¥55,718	¥57,641	$694,470

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Net actuarial loss	¥21,185	¥20,902	$251,831
Prior service credit	(1,698)	(1,220)	(14,698)

Net amount recognized	¥19,487	¥19,682	$237,133

Accumulated Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Accumulated benefit obligations	¥166,918	¥162,869	$1,962,277

Weighted-average Assumptions Used to Determine Benefit Obligations

	Domestic plans		Foreign plans
	2010	2011	2010	2011
Discount rate	2.1%	2.0%	6.2%	5.6%
Rate of compensation increase	6.5%	3.3%	3.5%	2.0%

Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost

	Domestic plans			Foreign plans
	2009	2010	2011	2009	2010	2011
Discount rate	2.2%	1.9%	2.1%	5.7%	6.9%	6.2%
Rate of compensation increase	6.5%	6.5%	6.5%	3.8%	3.9%	3.5%
Expected long-term return on plan assets	1.4%	0.4%	0.3%	6.0%	6.5%	5.7%

Net Periodic Benefit Costs of the Pension Plans

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2009	2010	2011	2011
Service cost	¥10,796	¥11,255	¥10,819	$130,349
Interest cost	5,704	5,249	5,705	68,735
Expected return on plan assets	(2,565)	(525)	(531)	(6,398)
Net amortization	1,026	3,447	1,860	22,410
Settlement benefit	(124)	—	—	—

Total net periodic pension cost	¥14,837	¥19,426	¥17,853	$215,096

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2009	2010	2011	2011
Service cost	¥3,904	¥2,461	¥1,821	$21,940
Interest cost	7,723	9,491	9,014	108,603
Expected return on plan assets	(7,593)	(7,972)	(8,236)	(99,229)
Net amortization	(11)	450	935	11,265
Settlement benefit	37	(230)	(182)	(2,193)

Total net periodic pension cost	¥4,060	¥4,200	¥3,352	$40,386

Projected Benefit Obligations and the Fair Value of Plan Assets

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥274,880	¥275,690	$3,321,566
Fair value of plan assets	162,307	159,831	1,925,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651
Fair value of plan assets	162,307	159,831	1,925,675

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥168,533	¥161,384	$1,944,386
Fair value of plan assets	140,167	136,683	1,646,783
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,789	¥157,661	$1,899,530
Fair value of plan assets	137,619	136,378	1,643,108

Fair Values of Plan Assets

	Millions of Yen
	March 31, 2010
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥28,538	¥—	¥—	¥28,538
Pooled funds(e)	—	44,271	—	44,271
Debt securities:
Domestic bonds	5,588	—	—	5,588
Pooled funds(f)	—	30,028	—	30,028
Life insurance company general accounts	—	40,664	—	40,664
Other assets	35	13,183	—	13,218

Total assets	¥34,161	¥128,146	¥—	¥162,307

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Thousands of Dollars
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$311,964	$—	$—	$311,964
Pooled funds(a)	—	424,277	—	424,277
Debt securities:
Domestic bonds	62,651	—	—	62,651
Foreign bonds	6,132	—	—	6,132
Pooled funds(b)	—	373,145	—	373,145
Life insurance company general accounts	—	501,602	—	501,602
Other assets	470	245,434	—	245,904

Total assets	$381,217	$1,544,458	$—	$1,925,675

	Millions of Yen
	March 31, 2010
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥165	¥—	¥—	¥165
Foreign companies	15,230	—	—	15,230
Pooled funds(g)	7,099	15,808	2,497	25,404
Debt securities:
Domestic bonds	1,007	—	—	1,007
Foreign bonds	27,837	—	—	27,837
Pooled funds(h)	32,927	12,311	6,554	51,792
Life insurance company general accounts	—	19,812	—	19,812
Other assets	1,088	675	249	2,012

Total assets	¥85,353	¥48,606	¥9,300	¥143,259

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(c)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(d)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Thousands of Dollars
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$1,904	$—	$—	$1,904
Foreign companies	204,723	—	—	204,723
Pooled funds(c)	85,916	166,144	29,458	281,518
Debt securities:
Domestic companies	13,060	—	—	13,060
Foreign companies	386,108	—	—	386,108
Pooled funds(d)	288,217	174,144	76,458	538,819
Life insurance company general accounts	—	223,169	—	223,169
Other assets	26,771	9,072	26,205	62,048

Total assets	$1,006,699	$572,529	$132,121	$1,711,349

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(d)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(e)	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
(f)	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Fair Value of Level 3 Assets for Foreign Plans of Commingled Funds

	Millions of yen
	2010
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥1,535	¥3,936	¥1,911	¥7,382
Actual return on plan assets:
Relating to assets still held at the reporting date	667	1,597	—	2,264
Relating to assets sold during the period	—	—	—	—
Purchases, sales, and settlements, net	374	1,225	(1,558)	41
Foreign exchange impact	(79)	(204)	(104)	(387)

Balance at end of period	¥2,497	¥6,554	¥249	¥9,300

	Millions of yen
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales, and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Thousands of Dollars
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	$30,084	$78,964	$3,000	$112,048
Actual return on plan assets:
Relating to assets still held at the reporting date	2,651	7,253	—	9,904
Relating to assets sold during the period	—	301	—	301
Purchases, sales, and settlements, net	—	(1,482)	24,253	22,771
Foreign exchange impact	(3,277)	(8,578)	(1,048)	(12,903)

Balance at end of period	$29,458	$76,458	$26,205	$132,121

Benefit Payments, Which Reflect Expected Future Services

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2012	¥15,003	¥7,156
2013	15,704	7,258
2014	13,786	7,759
2015	16,072	8,040
2016	15,435	8,414
2017 – 2021	87,010	48,931